Share capital and share premium (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of share capital

	Number of ordinary shares	Share capital	Share premium
	#	€’000	€’000
At 1 January 2026	2,288,291	9	242,004
Conversion of $3.50 warrants - January 2026	-	-	28
Exercise of $3.50 warrants - January 2026	57,428	-	279
Element advisory agreements - advisory and milestone fees	95,000	-	267
February 2026 PIPE	577,124	2	94
Exercise of pre-funded warrants - March 2026	208,238	1	400
Exercise of service warrants	71,429	-	225
At 30 June 2026	3,297,510	12	243,297